Interest Expense - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest costs [abstract]
Weighted average rate for capitalization of interest relating to general borrowings	5.30%	5.50%	5.40%